                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Financial, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Anthony J. Park
           Title: Chief Financial Officer
                  (Principal Financial and Accounting Officer)
           Phone: (904) 854-8100

                     SIGNATURE, PLACE, AND DATE OF SIGNING:



(s) Anthony J. Park                     Jacksonville, Florida  February 13, 2008
--------------------------------------      [City, State]          [Date]
[Signature]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                            FORM 13F FILE NUMBER NAME

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:            None
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:    $93,098
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.

                                 FORM 13F REPORT

          NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.

                                                                 VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER               TITLE OF CLASS     CUSIP     (X1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
NORTHGATE MINERALS CORP.               COMMON      666416-10-2  12,120   4,000,000  SH         DEFINED             x
ALLEGHENY ENERGY INC                   COMMON      017361-10-6  10,477     164,700  SH         DEFINED             x
HEWLETT PACKARD CO.                    COMMON      428236-10-3   6,330     125,400  SH         DEFINED             x
BANK OF NEW YORK MELLON                COMMON      064058-10-0   4,540      93,113  SH         DEFINED             x
SEASPAN CORP.                          COMMON      Y75638-10-9   4,531     185,000  SH         DEFINED             x
GLACIER BANCORP INC.                   COMMON      37637Q-10-5   4,217     225,000  SH         DEFINED             x
NTN BUZZTIME INC.                      COMMON      629410-30-9   4,120   6,644,611  SH         DEFINED             x
TESORO CORPORATION                     COMMON      881609-10-1   3,969      83,200  SH         DEFINED             x
CORNELL COMPANIES INC.                 COMMON      219141-10-8   3,943     169,100  SH         DEFINED             x
ING GROEP N.V.                         COMMON      456837-10-3   3,903     100,300  SH         DEFINED             x
ALBEMARLE CORPORATION                  COMMON      012653-10-1   3,333      80,800  SH         DEFINED             x
ROCKWELL COLLINS, INC.                 COMMON      774341-10-1   2,850      39,600  SH         DEFINED             x
TELECOM CORP. OF NEW ZEALAND LTD.      COMMON      879278-20-8   2,764     166,400  SH         DEFINED             x
IMPERIAL OIL LIMITED                   COMMON      453038-40-8   2,471      45,100  SH         DEFINED             x
MARINER ENERGY, INC.                   COMMON      56845T-30-5   2,105      92,000  SH         DEFINED             x
NISSAN MOTOR LTD                       COMMON      654744-40-8   2,031      93,493  SH         DEFINED             x
OWENS CORNING                          COMMON      690742-10-1   2,022     100,000  SH         DEFINED             x
INTEL CORP                             COMMON      458140-10-0   1,866      70,000  SH         DEFINED             x
GULFMARK OFFSHORE, INC.                COMMON      402629-10-9   1,776      37,950  SH         DEFINED             x
RTI INTERNATIONAL METALS INC.          COMMON      74973W-10-7   1,723      25,000  SH         DEFINED             x
RELIANT ENERGY, INC.                   COMMON      75952B-10-5   1,708      65,100  SH         DEFINED             x
DISNEY (WALT) CO.                      COMMON      254687-10-6   1,614      50,000  SH         DEFINED             x
SARA LEE CORP.                         COMMON      803111-10-3   1,606     100,000  SH         DEFINED             x
NEWMONT MINING CORP                    COMMON      651639-10-6   1,514      31,000  SH         DEFINED             x
CONTINENTAL AIRLINES INC.              COMMON      210795-30-8   1,502      67,500  SH         DEFINED             x
MICRON TECHNOLOGY INC                  COMMON      595112-10-3   1,449     199,800  SH         DEFINED             x
AMR CORP                               COMMON      001765-10-6   1,403     100,000  SH         DEFINED             x
OPTIONSXPRESS HOLDINGS INC.            COMMON      684010-10-1     643      19,000  SH         DEFINED             x
WAL-MART STORES INC                    COMMON      931142-10-3     547      11,500  SH         DEFINED             x
AMERICAN RESTAURANT GROUP INC          COMMON      029309-80-4      10       1,000  SH         DEFINED             x
UNIVERSAL CORP VA                      COMMON      913456-10-9      10         200  SH         DEFINED             x
Landamerica Finl Group, Inc.           COMMON      514936-10-3       1          37  SH         DEFINED             x
COMCAST CORP NEW                       COMMON      20030N-10-1       0           1  SH         DEFINED             x


                                                                93,098  13,185,905